SCHEDULE OF ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 555,949	$ 806,004	$ 1,378,316
Accrued employee costs	939,784	1,213,054	1,216,242
Accrued professional fees	71,025	39,165	172,356
Accrued research and development	421,534	439,024	311,036
Accrued board fees	117,750	117,750	116,000
Delaware franchise taxes payable		40,000	128,929
Other accrued expenses	22,449	17,330	29,968
Total accounts payable and other current liabilities	$ 2,128,491	$ 2,672,327	$ 3,352,847